CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Dec. 31, 2012 variable_interest_entities	Dec. 31, 2011
Variable Interest Entity [Line Items]
Number of variable interest entities	9
Estimated residual values of leased property (un-guaranteed)	$ 328,865,000	$ 352,328,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	82,400,000
Unearned lease income	26,600,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	45,500,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	7
Carrying value of vessels	297,500,000
Outstanding loan balance	164,200,000
Outstanding loan balance, current portion	$ 20,900,000